Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current tax	€ (1,112)	€ (859)	€ (744)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(595)	(391)	(318)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(258)	(255)	(241)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(66)	(57)	(44)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(65)	(46)	(23)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	€ (128)	€ (110)	€ (118)